UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	AUGUST 6, 2003
Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	$185,920,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 com              88579y101     2245    17403 SH       SOLE                    17403
AOL Time Warner                com              00184a105     2765   171822 SH       SOLE                   171822
Abbott Labs                    com              002824100      336     7680 SH       SOLE                     7680
Adobe Systems Inc              com              00724F101     3519   109736 SH       SOLE                   109736
Affiliated Computer Services   com              008190100     3121    68250 SH       SOLE                    68250
Altria Group Inc (formerly Phi com              02209s103      525    11550 SH       SOLE                    11550
Amer Intl Group                com              026874107     4222    76515 SH       SOLE                    76515
American Express               com              025816109     4988   119290 SH       SOLE                   119290
AmerisourceBergen              com              03073e105     4272    61600 SH       SOLE                    61600
Amgen Inc.                     com              031162100     6984   105919 SH       SOLE                   105919
Anheuser-Busch                 com              035229103      955    18700 SH       SOLE                    18700
Apache Corp                    com              037411105     4346    66795 SH       SOLE                    66795
Applied Materials Inc          com              038222105     2251   142100 SH       SOLE                   142100
Bank of America Corp           com              060505104      956    12092 SH       SOLE                    12092
Bank of New York Inc           com              064057102      745    25900 SH       SOLE                    25900
Boeing                         com              097023105      510    14850 SH       SOLE                    14850
Check Point Software Technolog com              m22465104     1041    53400 SH       SOLE                    53400
ChevronTexaco Corp             com              166764100      466     6455 SH       SOLE                     6455
Chubb Corp                     com              171232101      228     3800 SH       SOLE                     3800
Cisco Systems Inc              com              17275R102     3213   191389 SH       SOLE                   191389
Citigroup Inc                  com              172967101     4615   107825 SH       SOLE                   107825
Coca Cola Co.                  com              191216100      664    14300 SH       SOLE                    14300
Costco Wholesale Corp          com              22160k105      719    19642 SH       SOLE                    19642
Disney                         com              254687106     3294   166793 SH       SOLE                   166793
EMC Corporation                com              268648102      173    16500 SH       SOLE                    16500
Emerson Electric               com              291011104      245     4800 SH       SOLE                     4800
Equitable Resources            com              294549100     3153    77400 SH       SOLE                    77400
Exxon Mobil Corp               com              30231g102      689    19177 SH       SOLE                    19177
First Data Corp                com              319963104     3570    86150 SH       SOLE                    86150
General Electric               com              369604103     4904   170998 SH       SOLE                   170998
Genzyme Corp                   com              372917104     3404    81330 SH       SOLE                    81330
Golden West Financial Corp     com              381317106      408     5100 SH       SOLE                     5100
Goldman Sachs                  com              38141g104     3870    46205 SH       SOLE                    46205
Guidant Corporation (spinoff f com              401698105      231     5200 SH       SOLE                     5200
H & R Block Inc.               com              093671105     3432    79350 SH       SOLE                    79350
HCA Inc                        com              404119109     2404    75025 SH       SOLE                    75025
Harley-Davidson Inc            com              412822108     3330    83550 SH       SOLE                    83550
Home Depot                     com              437076102     1925    58125 SH       SOLE                    58125
I. B. M.                       com              459200101     3459    41921 SH       SOLE                    41921
Intel Corp                     com              458140100     3214   154468 SH       SOLE                   154468
Johnson & Johnson              com              478160104      705    13634 SH       SOLE                    13634
Kimberly Clark Corp.           com              494368103      235     4500 SH       SOLE                     4500
Kohls Corporation              com              500255104     3588    69825 SH       SOLE                    69825
Kroger Co.                     com              501044101     3148   188700 SH       SOLE                   188700
MBIA Inc.                      com              55262C100      244     5000 SH       SOLE                     5000
Marsh & McLennan               com              571748102     3956    77470 SH       SOLE                    77470
Medtronic Inc.                 com              585055106      308     6418 SH       SOLE                     6418
Merck & Co.                    com              589331107      751    12400 SH       SOLE                    12400
Microsoft                      com              594918104     6054   236100 SH       SOLE                   236100
NASDAQ-100 Shares              com              631100104      419    13992 SH       SOLE                    13992
National City Corporation      com              635405103      209     6400 SH       SOLE                     6400
Nike Inc Class B               com              654106103     2876    53774 SH       SOLE                    53774
Northrop Grumman               com              666807102     2343    27150 SH       SOLE                    27150
Omnicom Group                  com              681919106      260     3625 SH       SOLE                     3625
Paccar Inc.                    com              693718108      989    14595 SH       SOLE                    14595
Pepsico Inc.                   com              713448108      492    11055 SH       SOLE                    11055
Pfizer                         com              717081103     5027   147192 SH       SOLE                   147192
Procter & Gamble               com              742718109      399     4470 SH       SOLE                     4470
Royal Dutch Petro-NY Shares (e com              780257804      238     5100 SH       SOLE                     5100
S&P 500 Depository Receipt     com              78462f103     1195    12235 SH       SOLE                    12235
S&P Mid-Cap 400 Depository Rec com              595635103     7114    81100 SH       SOLE                    81100
S&P Small-Cap 600 iShares Trus com              464287804     2659    24250 SH       SOLE                    24250
Safeco Corp.                   com              786429100      679    19250 SH       SOLE                    19250
Starbucks Corporation          com              855244109     4975   202639 SH       SOLE                   202639
Starwood Hotels & Resorts      com              85590A203     2054    71850 SH       SOLE                    71850
State Street Corp              com              857477103     3508    89040 SH       SOLE                    89040
Sungard Data Systems           com              867363103     3425   132200 SH       SOLE                   132200
Symantec Corp                  com              871503108     3039    69200 SH       SOLE                    69200
Sysco Corp                     com              871829107     4007   133400 SH       SOLE                   133400
Target Corp                    com              87612e106     4052   107095 SH       SOLE                   107095
Telefonica SA - Spons ADR      com              879382208      543    15698 SH       SOLE                    15698
Teva Pharmaceutical            com              881624209     3778    66400 SH       SOLE                    66400
Tiffany & Company              com              886547108     3460   105860 SH       SOLE                   105860
Tribune Company                com              896047107      254     5257 SH       SOLE                     5257
United Parcel Service  Cl B    com              911312106      279     4375 SH       SOLE                     4375
United Technologies            com              913017109     3523    49735 SH       SOLE                    49735
Washington Federal Inc.        com              938824109      393    16960 SH       SOLE                    16960
Washington Mutual Inc          com              939322103      887    21475 SH       SOLE                    21475
Waters Corp                    com              941848103     3116   106960 SH       SOLE                   106960
Weatherford International Ltd  com              g95089101     4578   109249 SH       SOLE                   109249
Weyerhaeuser Co.               com              962166104      575    10651 SH       SOLE                    10651
General Motors Senior Pfd Note prd              370442816      201     8000 SH       SOLE                     8000